THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]:  Amendment Number: 1

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


   /s/ Thomas D. Stern          New York, New York         November 14, 2005
--------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $ 108,587 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2    COLUMN 3      COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7            COLUMN 8
--------               --------    --------      --------     ------------         ----------    --------    -----------------------
NAME OF                TITLE OF                      VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
ISSUER                 CLASS       CUSIP         (x $1000)    PRN AMT  PRN   CALL  DISCRETION    MANAGERS    SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP    CL A        029912 20 1     108,587  5,165,900  SH           SOLE                     5,165,900
------------------------------------------------------------------------------------------------------------------------------------